Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2013	2012

	(In thousands)
Maturities January 2014 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.83%	$26,991	$—
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 4.95%	—	32,429

	$26,991	$32,439

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2013 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2014	$265
2015	171
2016	6,165
2017	20,127
2018	118
Thereafter	145

$26,991

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
  Information concerning securities sold under agreements to repurchase is summarized as follows:

	2013	2012
	(Dollars in thousands)

Balance outstanding at year end	$5,746	$10,681
Average daily balance during the year	$11,328	$11,525
Average interest rate during the year	0.12%	0.15%
Maximum month-end balance during the year	$15,141	$13,706
Weighted-average interest rate at year end	0.12%	0.15%